United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive,
Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

Theresa D. Becks
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end:  December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments (Unaudited)

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

INVESTMENT SECURITIES

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Aeropostale *	10,091	$234,616	0.20%
Brunswick Corp.	3,189	$48,537	0.04%
Cablevision Systems Corp.	18,119	$474,537	0.40%
California Pizza Kitchen Inc. *	2,596	$44,288	0.04%
Chico's FAS Inc.	3,364	$35,389	0.03%
Children's Place Retail Stores *	2,750	$134,118	0.11%
Citi Trends Inc. *	7,148	$173,053	0.14%
Comcast Corp.	3,787	$64,417	0.05%
Comcast Corp. Cl A	4,689	$84,777	0.07%
Cracker Barrel Old Country Store Inc.	1,682	$85,378	0.07%
CROCS Inc. *	3,111	$40,443	0.03%
Darden Restaurants Inc.	16,012	$684,993	0.57%
Dillards Inc. Cl A	2,029	$47,966	0.04%
DR Horton Inc.	451	$5,015	0.00%
Family Dollar Stores Inc.	19,250	$850,080	0.71%
Foot Locker Inc.	2,930	$42,573	0.04%
Ford Motor Company *	11,316	$138,508	0.12%
Fossil Inc. *	676	$36,362	0.03%
Gamestop Corp. Cl A *	1,217	$23,987	0.02%
Gap Inc.	2,299	$42,853	0.04%
H&R Block Inc.	3,020	$39,109	0.03%
Harman International Industries	156	$5,212	0.00%
Hibbett Sporting Goods Inc. *	16,711	$416,939	0.35%
Interpublic Group Of Cos Inc. *	4,078	$40,902	0.03%
John Wiley & Sons Inc. Cl A	1,601	$65,417	0.05%
Jos A Bank Clothiers Inc. *	271	$11,547	0.01%
Kirklands Inc. *	634	$8,787	0.01%
Lamar Advertising Co. *	1,488	$47,348	0.04%
Liberty Global Inc. Cl-A *	903	$27,821	0.02%
Liberty Media Corp. *	6,031	$82,685	0.07%
Limited Brands Inc.	10,169	$272,326	0.23%
LKQ Corp. *	1,929	$40,123	0.03%
Marriott International Inc.	406	$14,547	0.01%
Meredith Corp.	1,623	$54,062	0.05%
Newell Rubbermaid Inc.	2,705	$48,176	0.04%
News Corp. Cl A	38,924	$508,347	0.42%
News Corp. Cl B	947	$14,262	0.01%
Nordstrom Inc.	1,533	$57,028	0.05%
NVR Inc. *	61	$39,499	0.03%
Penn National Gaming Inc.	1,164	$34,466	0.03%

See Accompanying Notes to Financial Statements.

III - 1

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Petsmart Inc.	1,095	$38,325	0.03%
Phillips-Van Heusen Corp.	3,255	$195,821	0.16%
Priceline Inc. *	406	$141,426	0.12%
Pulte Group Inc.	9,603	$84,122	0.07%
Scientific Games Corp. Cl A *	1,292	$12,519	0.01%
Skechers USA Inc. Cl A *	9,582	$225,081	0.19%
Sothebys Cl A	1,894	$69,737	0.06%
Starbucks Corp.	14,652	$374,359	0.31%
Starwood Hotels & Resorts	1,217	$63,953	0.05%
Tempur-Pedic International	2,255	$69,905	0.06%
Texas Roadhouse Inc. *	2,462	$34,591	0.03%
Thor Industries Inc.	5,225	$174,515	0.15%
Time Warner Inc.	27,435	$840,883	0.70%
True Religion Apparel Inc. *	938	$20,017	0.02%
Urban Outfitters Inc. *	10,853	$341,218	0.28%
Valassis Communications Inc. *	598	$20,266	0.02%
Walt Disney Company	15,417	$510,303	0.44%
Wynn Resorts Ltd	3,516	$305,083	0.25%
Total Consumer Discretionary		$8,642,617	7.21%

Consumer Staples
BJ's Wholesale Club Inc. *	8,494	$352,501	0.29%
Brown-Forman Corp. Cl B	4,186	$258,025	0.22%
Bunge Ltd	1,307	$77,322	0.06%
Campbell Soup Co.	5,996	$214,357	0.18%
Central European Distribution Corp. *	20,544	$458,542	0.38%
Colgate Palmolive Co.	4,824	$370,773	0.31%
Green Mountain Coffee Roasters *	1,848	$57,639	0.05%
Lancaster Colony Corp.	3,884	$184,490	0.15%
McCormick & Co.	13,326	$560,225	0.47%
Medifast Inc. *	3,967	$107,625	0.09%
Sanderson Farms Inc.	1,161	$50,260	0.04%
Sara Lee Corp.	62,312	$836,850	0.70%
Sysco Corp.	27,010	$770,325	0.64%
Treehouse Foods Inc. *	1,586	$73,115	0.06%
United National Foods Inc. *	1,037	$34,345	0.03%
Universal Corp.	462	$18,522	0.02%
Total Consumer Staples		$4,424,916	3.69%

Energy
Arch Coal Inc.	8,918	$238,200	0.20%
Atlas Energy Inc. *	7,838	$224,480	0.19%
Baker Hughes Inc.	1,686	$71,824	0.06%
Carbo Ceramics Inc.	316	$25,596	0.02%
Complete Production Services Inc. *	3,381	$69,141	0.06%
Dresser-Rand Group Inc. *	13,279	$489,862	0.41%
Dril-Quip Inc. *	3,148	$195,522	0.16%
EOG Resources Inc.	3,481	$323,629	0.27%

See Accompanying Notes to Financial Statements.

III - 2

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

FMC Technologies Inc. *	3,111	$212,450	0.18%
Helmerich & Payne Inc.	1,533	$62,025	0.05%
Lufkin Industries Inc.	1,623	$71,250	0.06%
Occidental Pete Corp.	45	$3,524	0.00%
Oceaneering International Inc. *	2,434	$131,095	0.11%
Oil States International Inc. *	1,307	$60,841	0.05%
Petroleum Development Corp. *	360	$9,936	0.01%
Quicksilver Resources Inc. *	6,357	$80,098	0.07%
Schlumberger Co.	2,218	$136,651	0.11%
SM Energy Co.	6,539	$244,951	0.20%
Southern Union Co.	8,087	$194,573	0.16%
Southwestern Energy Co. *	2,119	$70,859	0.06%
Stone Energy Corp. *	2,299	$33,864	0.03%
Teekay Corp.	5,161	$137,954	0.12%
Williams Companies Inc.	22,548	$430,892	0.36%
World Fuel Services Corp.	5,320	$138,373	0.11%
Total Energy		$3,657,590	3.05%

Financials
Aflac Inc.	725	$37,490	0.03%
American Express Co.	2,389	$100,410	0.08%
American Financial Group Inc.	701	$21,437	0.02%
Astoria Financial Corp.	2,119	$28,882	0.02%
BOK Financial Corp.	3,128	$141,167	0.12%
Delphi Financial Group Inc. Cl A	398	$9,946	0.01%
Eaton Vance Corp.	5,908	$171,568	0.14%
Ezcorp Inc. *	814	$16,313	0.01%
First Niagara Financial Group Inc.	5,144	$59,928	0.05%
Firstmerit Corp.	1	$18	0.00%
Forest City Enterprises Inc. Cl A	4,970	$63,765	0.05%
Goldman Sachs Group Inc.	3,426	$495,331	0.41%
Legg Mason Inc.	369	$11,184	0.01%
Mercury General Corp.	1,863	$76,141	0.06%
Metlife Inc.	11,450	$440,253	0.37%
Morgan Stanley	13,074	$322,666	0.27%
National Penn Bancshares Inc.	611	$3,819	0.00%
New York Community Bancorp	8,115	$131,869	0.11%
NYSE Euronext Inc.	7,033	$200,933	0.17%
Old National Bancorp	379	$3,980	0.00%
Protective Life Corp.	2,792	$60,754	0.05%
Prudential Financial Inc.	4,869	$263,802	0.24%
Regions Financial Corp.	13,254	$96,357	0.08%
Suntrust Banks Inc.	1,127	$29,110	0.02%
Waddell & Reed Financial Inc. Cl A	262	$7,168	0.01%
Whitney Holding Corp.	2,681	$21,904	0.02%
Total Financials		$2,816,195	2.35%

See Accompanying Notes to Financial Statements.

III - 3

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Health Care
Acorda Therapeutics Inc. *	1,172	$38,699	0.03%
Align Technology Inc. *	271	$5,306	0.00%
AMAG Pharmaceuticals *	5,659	$97,391	0.08%
American Medical Systems Holdings *	7,654	$149,865	0.12%
Beckman Coulter Inc.	1,533	$74,795	0.06%
Bruker Corp. *	5,498	$77,137	0.06%
Catalyst Health Solutions Inc. *	8,125	$286,000	0.24%
Cepheid Inc. *	902	$16,876	0.01%
Chemed Corp.	271	$15,439	0.01%
Community Health Systems Inc. *	3,549	$109,913	0.09%
Computer Programs & Systems Inc.	602	$25,627	0.02%
Cooper Cos Inc.	1,398	$64,616	0.05%
Covance Inc. *	653	$30,554	0.03%
Dendreon Corp. *	3,471	$142,936	0.12%
Genzyme Corp. *	4,778	$338,235	0.30%
Healthspring Inc. *	811	$20,956	0.02%
Hill-Rom Holdings	623	$22,359	0.02%
Hologic Inc. *	1,984	$31,764	0.03%
Hospira Inc. *	4,193	$239,043	0.20%
Humana Inc. *	3,065	$153,986	0.13%
Immucor Inc. *	2,574	$51,042	0.04%
Life Technologies Corporation *	6,402	$298,909	0.27%
Medtronic Inc.	7,962	$267,364	0.22%
Mettler-Toledo International *	295	$36,710	0.03%
Par Pharmaceutical Cos Inc. *	610	$17,739	0.01%
Pharmaceutical Products Development	879	$21,790	0.02%
Quest Diagnostics Inc.	991	$50,016	0.04%
Regeneron Pharmaceuticals Inc. *	87	$2,384	0.00%
Resmed Inc. *	545	$17,881	0.01%
Salix Pharmaceuticals *	21,216	$842,700	0.70%
Seattle Genetics Inc. *	1,533	$23,807	0.02%
Watson Pharmaceuticals Inc. *	18,362	$776,896	0.65%
West Pharmaceutical Services Inc.	443	$15,199	0.01%
Total Health Care		$4,363,934	3.64%

Industrials
AAR Corp. *	5,386	$100,503	0.08%
Astec Industries Inc. *	4,488	$128,043	0.11%
Atlas Air Worldwide Holdings Inc. *	5,455	$274,387	0.23%
Barnes Group Inc.	894	$15,725	0.01%
Beacon Roofing Supply Inc. *	11,920	$173,674	0.14%
Briggs & Stratton Corp.	990	$18,820	0.02%
Carlisle Cos Inc.	873	$26,146	0.02%
Clarcor Inc.	657	$25,380	0.02%
Co.rporate Executive Board Co.	1,039	$32,791	0.03%
Copart Inc. *	1,353	$44,608	0.04%
Corrections Corp of America *	3,931	$97,017	0.08%
Covanta Holding Corp. *	2,895	$45,596	0.04%

See Accompanying Notes to Financial Statements.

III - 4

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Esterline Technologies Corp. *	661	$37,829	0.03%
Flowserve Corp.	45	$4,924	0.00%
Geo Group Inc. *	1,997	$46,630	0.04%
Graco Inc.	473	$15,008	0.01%
Hexcel Corporation *	11,541	$205,314	0.17%
Hub Group Inc. Cl A *	2,012	$58,871	0.05%
Kaydon Corp.	210	$7,266	0.01%
Kirby Corp. *	603	$24,156	0.02%
Knight Transportation Inc.	29,482	$569,887	0.48%
Korn / Ferry International *	654	$10,817	0.01%
Landstar Systems Inc.	928	$35,839	0.03%
Lennox International Inc.	15,002	$625,433	0.52%
Mastec Inc. *	947	$9,773	0.01%
Navistar International Corp. *	811	$35,392	0.03%
Pall Corp.	2,340	$97,438	0.08%
Regal-Beloit Corp.	12,903	$757,277	0.64%
Republic Services Inc.	4,556	$138,912	0.12%
Skywest Inc.	2,449	$34,188	0.03%
United Stationers Inc. *	316	$16,909	0.01%
Universal Forest Products Inc.	136	$3,978	0.00%
Watsco Inc. Cl A	451	$25,112	0.02%
Werner Enterprises Inc.	10,810	$221,497	0.18%
Total Industrials		$3,965,140	3.31%

Information Technology
Activision Blizzard Inc.	4,463	$48,290	0.04%
Acxiom Corp.	1,185	$18,794	0.02%
Advanced Energy Industries *	17,600	$229,856	0.19%
Akamai Technologies Inc. *	1,172	$58,811	0.05%
Ansys Inc. *	2,119	$89,528	0.07%
Applied Micro Circuits Corp. *	28,282	$282,820	0.24%
Benchmark Electronics Inc. *	1,240	$20,336	0.02%
Blue Coat Systems Inc. *	2,299	$55,314	0.05%
Brightpoint Inc. *	4,057	$28,358	0.02%
Caci International Inc. Cl A *	275	$12,447	0.01%
Cirrus Logic Inc. *	6,534	$116,567	0.10%
Cisco Systems Inc. *	8,862	$194,078	0.16%
Cognizant Technology Solutions Cl A *	3,915	$252,400	0.21%
Computer Sciences Corp.	4,057	$186,622	0.16%
Convergys Corp. *	316	$3,302	0.00%
DG Fast Channel Inc. *	1,848	$40,194	0.03%
Diodes Inc. *	136	$2,324	0.00%
Dolby Laboratories Inc. Cl A *	5,920	$336,315	0.28%
EMC Corp. *	26,598	$540,205	0.45%
F5 Networks Inc. *	722	$74,951	0.06%
Fidelity National Information	3,652	$99,079	0.08%
Finisar Corp. *	1,848	$34,724	0.03%
FLIR Systems Inc. *	5,470	$140,579	0.12%

See Accompanying Notes to Financial Statements.

III - 5

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

GSI Commerce Inc. *	1,668	$41,200	0.03%
Harris Corp.	3,472	$153,775	0.13%
Hewlett-Packard Co.	794	$33,404	0.03%
Intel Corp.	33,874	$650,381	0.54%
International Rectifier Corp. *	861	$18,158	0.02%
Intuit *	1,578	$69,132	0.06%
JDA Software Group Inc. *	256	$6,492	0.01%
Lawson Software Inc. *	2,623	$22,217	0.02%
Linear Technology Corp.	9,385	$288,401	0.24%
Maximus Inc.	47	$2,894	0.00%
Microsoft Corp.	15,207	$372,419	0.31%
Molex Inc.	1,207	$25,263	0.02%
National Instruments Corp.	767	$25,050	0.02%
National Semiconductor Corp.	6,086	$77,718	0.06%
NetApp Inc. *	1,307	$65,076	0.05%
Nuance Communications Inc. *	24,109	$377,065	0.31%
Nvidia Corp. *	8,160	$95,325	0.08%
Omnivision Technologies Inc. *	2,874	$66,217	0.06%
Pegasystems Inc.	5,593	$173,663	0.14%
Plexus Corp. *	1,585	$46,520	0.04%
Polycom Inc. *	22,527	$614,537	0.51%
Progress Software Corp. *	2,336	$77,322	0.06%
Red Hat Inc. *	5,004	$205,164	0.17%
Rovi Corporation *	131	$6,604	0.01%
Salesforce Inc. *	5,459	$610,316	0.51%
Silicon Laboratories Inc. *	6,445	$236,209	0.20%
Skyworks Solutions Inc. *	4,733	$97,831	0.08%
SRA International Inc. Cl A *	4,261	$84,027	0.07%
Synnex Corp. *	5,410	$152,237	0.13%
Syntel Inc.	789	$35,111	0.03%
Tech Data Corp. *	1,114	$44,894	0.04%
Tibco Software Inc. *	3,539	$62,782	0.05%
Volterra Semiconductor Corp. *	2,662	$57,286	0.05%
WebMD Health Corp. *	13,274	$661,974	0.55%
Wright Express Corp. *	719	$25,675	0.02%
Xilinx Inc.	2,209	$58,848	0.05%
Yahoo Inc. *	18,363	$260,204	0.22%
Zoran Corp. *	20,525	$156,811	0.13%
Total Information Technology		$8,924,096	7.44%

Materials
A Schulman Inc.	1,443	$29,076	0.02%
Albemarle Corp.	420	$19,660	0.02%
Aptargroup Inc.	638	$29,137	0.02%
Ball Corp.	7,799	$458,971	0.38%
Carpenter Technology Corp.	6,954	$234,419	0.20%
Century Aluminum Co. *	32,553	$428,723	0.36%
CF Industries Holdings Inc.	1,217	$116,224	0.10%

See Accompanying Notes to Financial Statements.

III - 6

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Coeur d'Alene Mines Corp. *	2,029	$40,418	0.03%
Commercial Metals Co.	26,690	$386,738	0.32%
Cytec Industries Inc.	635	$35,801	0.03%
Ferro Corp.	2,885	$37,188	0.03%
HB Fuller Co.	316	$6,279	0.01%
Huntsman Corp.	2,705	$31,270	0.03%
Mead/Westvaco Corp.	1,645	$40,105	0.03%
Mosaic Co.	1,533	$90,079	0.08%
Nalco Holding Co.	1,398	$35,244	0.03%
Newmarket Corp.	225	$25,578	0.02%
Newmont Mining Corp.	2,975	$186,860	0.16%
Packaging Corp of America	586	$13,578	0.01%
Polyone Corp. *	2,367	$28,617	0.02%
Rockwood Holdings Inc. *	1,814	$57,087	0.05%
Sensient Technologies Corp.	311	$9,482	0.01%
Titanium Metals Corp.	20,007	$399,340	0.33%
Vulcan Materials Co.	2,629	$97,063	0.08%
Worthington Industries Inc.	1,262	$18,968	0.01%
Total Materials		$2,855,905	2.38%

Telecommunication Services
NII Holdings Inc. *	2,660	$109,326	0.09%
Telephone & Data Systems Inc.	4,881	$160,097	0.14%
TW Telecom Inc. Cl A *	10,487	$194,744	0.16%
Total Telecommunication Services		$464,167	0.39%

Utilities
AGL Resources	774	$29,691	0.02%
Black Hills Corp.	1,323	$41,278	0.03%
Dominion Resources Inc.	2,660	$116,136	0.10%
DTE Energy Co.	15,353	$705,163	0.58%
Entergy Corp.	9,550	$730,862	0.61%
Idacorp Inc.	4,724	$169,686	0.14%
NRG Energy Inc. *	2,434	$50,676	0.04%
OGE Energy Corp.	2,260	$90,106	0.08%
Oneok Inc.	5,525	$248,846	0.21%
PG&E Corp.	4,463	$202,709	0.17%
Southwest Gas Corp.	1,750	$58,783	0.05%
Total Utilities		$2,443,936	2.03%

Total Common Stocks (United States)
(cost - $42,362,081)		$42,558,496	35.49%

See Accompanying Notes to Financial Statements.

III - 7

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Bermuda
Financials
Axis Capital Holdings	767	$25,265	0.02%
Endurance Specialty Holdings	447	$17,791	0.01%
Platinum Underwriters Holdings	451	$19,628	0.02%
Renaissancere Holdings Ltd	1,713	$102,711	0.09%
Total Financials		$165,395	0.14%

Brazil
Telecommunication Services
Tele Norte Leste Participacoes Adr	37,192	$523,663	0.44%
Total Telecommunication Services		$523,663	0.44%

Utilities
Companhia Paranaense De Energi Adr	20,429	$454,545	0.38%
Total Utilities		$454,545	0.38%

Total Brazil		$978,208	0.82%

Canada
Consumer Discretionary
Gildan Activewear Inc. *	16,862	$473,654	0.40%
Tim Hortons Inc.	1,398	$50,901	0.04%
Total Consumer Discretionary		$524,555	0.44%

Energy
Canadian Natural Resources Ltd	3,363	$116,360	0.10%
Enbridge Inc.	1,692	$88,492	0.07%
Imperial Oil Co.	5,364	$202,866	0.17%
Suncor Energy Inc.	1,758	$57,223	0.05%
Total Energy		$464,941	0.39%

Financials
Bank of Montreal	2,795	$161,411	0.13%
Brookfield Asset Management Inc. Cl A	1,127	$31,973	0.03%
Total Financials		$193,384	0.16%

Industrials
Canadian National Railway	2,523	$161,522	0.13%
Total Industrials		$161,522	0.13%

Information Technology
Open Text Corp. *	947	$44,547	0.04%
Research In Motion *	4,238	$206,348	0.17%
Total Information Technology		$250,895	0.21%

See Accompanying Notes to Financial Statements.

III - 8

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Materials
Agrium NPV Co.	1,758	$131,832	0.11%
Barrick Gold Corp.	4,598	$212,841	0.18%
Gammon Gold Inc. *	4,103	$28,762	0.02%
Iamgold Co.	40,664	$720,159	0.60%
Methanex Co.	1,353	$33,135	0.03%
Total Materials		$1,126,729	0.94%

Total Canada		$2,722,026	2.27%

Chile
Financials
Banco Santander Adr	923	$89,116	0.07%
Total Financials		$89,116	0.07%

France
Telecommunication Services
France Telecom SA Adr	1,668	$35,912	0.03%
Mobile Telesystems SP Adr	34,303	$728,253	0.61%
Total Telecommunication Services		$764,165	0.64%

Utilities
Veolia Environnement Adr	6,070	$160,005	0.13%
Total Utilities		$160,005	0.13%

Total France		$924,170	0.77%

Germany
Industrials
Siemens AG Adr	519	$54,703	0.05%
Total Industrials		$54,703	0.05%

Great Britain
Financials
Barclays PLC Adr	12,939	$243,900	0.20%
HSBC Holdings PLC Adr	4,373	$221,230	0.19%
Total Financials		$465,130	0.39%

Health Care
GlaxoSmithKline PLC Adr	1,288	$50,902	0.04%
Shire Limited Plc Adr	6,425	$432,274	0.36%
Total Health Care		$483,176	0.40%

Materials
Rio Tinto PLC Adr	1,196	$70,241	0.06%
Total Materials		$70,241	0.06%

Total Great Britain		$1,018,547	0.85%
See Accompanying Notes to Financial Statements.

III - 9

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Greece
Industrials
Diana Shipping Inc.	1,320	$16,764	0.01%
Total Industrials		$16,764	0.01%

Ireland
Health Care
Icon PLC Adr *	15,133	$327,175	0.27%
Total Health Care		$327,175	0.27%

Industrials
Cooper Industries Ltd	5,547	$271,415	0.23%
Total Industrials		$271,415	0.23%

Information Technology
Accenture PLC	722	$30,678	0.03%
Total Information Technology		$30,678	0.03%

Total Ireland		$629,268	0.53%

Israel
Health Care
Teva Pharmaceutical	513	$27,061	0.02%
Total Health Care		$27,061	0.02%

Japan
Consumer Discretionary
Aoyama Trading	8,400	$135,737	0.11%
Avex	3,300	$44,266	0.04%
Bridgestone	3,200	$58,346	0.05%
Daihatsu Motor	1,000	$13,390	0.01%
Dena	20,100	$633,456	0.53%
Denso	15,600	$462,839	0.39%
Dentsu	17,100	$396,444	0.33%
Don Quijote	1,200	$29,820	0.02%
Doshisha	900	$22,311	0.02%
Exedy	3,900	$117,252	0.10%
Fuji Heavy Industry	35,000	$223,208	0.19%
Gunze	10,000	$34,404	0.03%
H2O Retailing Corp.	4,000	$25,078	0.02%
Honeys	6,630	$84,246	0.07%
K's Holdings	5,300	$121,985	0.10%
Kayaba Industries	13,000	$73,244	0.06%

See Accompanying Notes to Financial Statements.

III - 10

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Keihin Corp.	6,800	$140,043	0.12%
Koito Manufacturing	5,000	$76,720	0.06%
Marui Group	17,200	$128,866	0.11%
Musashi Seimitsu	2,000	$46,895	0.04%
NGK Spark Plug Co.	15,000	$200,851	0.17%
NHK Spring	51,000	$422,453	0.35%
Nidec Copal Corp.	900	$14,802	0.01%
Nifco	1,900	$45,667	0.04%
Nitori Holdings	900	$75,306	0.06%
NOK	2,600	$45,287	0.04%
Oriental Land	700	$65,284	0.05%
Pioneer *	74,600	$260,233	0.22%
Point	590	$26,805	0.02%
Rakuten	45	$32,960	0.03%
Resorttrust	100	$1,500	0.00%
Rinnai	400	$23,544	0.02%
Sanrio	2,400	$45,888	0.04%
Sega Sammy Holding	2,000	$30,592	0.03%
Sekisui Chemical	33,000	$199,772	0.17%
Sekisui House	15,000	$134,860	0.11%
Sony Corp.	991	$30,642	0.03%
Sumitomo Forestry Co.	5,200	$36,466	0.03%
Sumitomo Rubber Industry	11,300	$110,399	0.09%
Tachi-S	3,800	$51,520	0.04%
Tamron	2,000	$41,021	0.03%
Tokyo Style	1,000	$7,756	0.01%
Toyo Tire&Rubber	5,000	$10,429	0.01%
Toyota Industries	9,400	$251,170	0.21%
U-Shin	1,700	$14,163	0.01%
United Arrows Ltd	1,800	$24,253	0.02%
Yamaha	45,400	$527,363	0.44%
Yamaha Motor *	7,000	$105,143	0.09%
Yokohama Rubber	9,000	$45,205	0.03%
Total Consumer Discretionary		$5,749,884	4.80%

Consumer Staples
Circle K Sunkus	100	$1,338	0.00%
Dydo Drinco	500	$17,304	0.01%
Ito En Ltd	1,000	$16,435	0.01%
Itoham Foods	2,000	$6,713	0.01%
Kirin Holdings	4,000	$56,821	0.05%
Nichirei	1,000	$4,244	0.00%
Sakata Seed	500	$6,659	0.01%
Takara Holdings	4,000	$22,489	0.02%
Tsuruha Holdings	1,200	$50,563	0.04%
Uni-Charm	13,300	$535,699	0.45%
Warabeya Nichiyo	300	$3,377	0.00%
Total Consumer Staples		$721,642	0.60%

See Accompanying Notes to Financial Statements.

III - 11

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Energy
Cosmo Oil	4,000	$10,453	0.01%
Japan Petroleum	500	$18,850	0.02%
Modec	500	$7,828	0.01%
Toyo Kanetsu	3,000	$4,927	0.00%
Total Energy		$42,058	0.04%

Financials
Aichi Bank	300	$18,844	0.02%
Awa Bank	1,000	$6,929	0.01%
Bank Of Iwate	1,900	$83,589	0.07%
Bank Of Saga	4,000	$11,556	0.01%
Century Tokyo Leasing	3,200	$38,629	0.03%
Chiba Kogyo Bank *	400	$2,378	0.00%
Chuo Mitsui Trust Holdings	195,000	$647,507	0.54%
Daikyo *	64,000	$86,694	0.07%
Daishi Bank	1,000	$3,368	0.00%
Daito Trust Construction	1,000	$59,818	0.05%
Daiwa House Industry	16,000	$161,112	0.13%
Eighteenth Bank	1,000	$2,757	0.00%
Goldcrest	4,130	$77,926	0.06%
Gunma Bank	3,000	$15,716	0.01%
Hachijuni Bank	8,000	$41,813	0.03%
Hitachi Capital	1,500	$20,463	0.02%
Hokkoku Bank	4,000	$15,967	0.01%
Iyo Bank	6,000	$48,693	0.04%
Juroku Bank	7,000	$23,160	0.02%
Kabu.com Securities	25,200	$96,365	0.08%
Mitsubishi UFJ Financial Group	47,400	$221,033	0.18%
Mitsubishi UFJ Lease & Finance	1,930	$67,904	0.06%
Miyazaki Bank	4,000	$10,933	0.01%
Mizuho Financial	356,000	$520,643	0.43%
Nagoya Bank	2,000	$6,329	0.01%
Nishi Nippon City Bank	60,000	$171,901	0.14%
Nisshin Fudosan	3,700	$21,290	0.02%
Nomura Holdings	132,300	$640,724	0.53%
Okasan Securities Group Inc.	3,000	$10,034	0.01%
Resona Holdings	63,400	$569,247	0.49%
Ricoh Leasing	900	$22,246	0.02%
Shiga Bank	19,000	$111,148	0.09%
Sumitomo Real Estate Sales Co.	160	$7,250	0.01%
Yamanashi Chuo Bank	2,000	$8,032	0.01%
Total Financials		$3,851,998	3.21%

Health Care
Kyowa Hakko Kirin Co. Ltd	5,000	$49,568	0.04%
Miraca	100	$3,542	0.00%

See Accompanying Notes to Financial Statements.

III - 12

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Nakanishi Inc.	100	$11,088	0.01%
Nichi Iko Pharmaceutical	2,300	$79,902	0.07%
Paramount Bed	200	$5,387	0.00%
Santen Pharmaceutical	1,100	$38,122	0.03%
Sawai Pharmaceutical	2,000	$180,053	0.16%
Sysmex Corp.	1,000	$69,408	0.06%
Torii Pharmaceutical	700	$13,048	0.01%
Towa Pharmaceutical	100	$5,640	0.00%
Total Health Care		$455,758	0.38%

Industrials
Aeon Delight	1,000	$18,725	0.02%
Aida Engineering	4,400	$15,454	0.01%
Amada	9,000	$61,712	0.05%
Asahi Glass	7,000	$71,410	0.06%
Central Japan Railway	44	$323,855	0.27%
Chiyoda Integre	1,400	$14,718	0.01%
CKD	9,300	$61,985	0.05%
Daihen	9,000	$37,977	0.03%
Daikin Industries	10,200	$383,937	0.32%
Daiseki	400	$7,538	0.01%
East Japan Railway	3,900	$235,627	0.20%
Ebara *	17,000	$75,402	0.06%
Fuji Electric Holdings	27,000	$70,882	0.06%
Fujitec	2,000	$9,878	0.01%
Furukawa Electric	55,000	$207,025	0.17%
Hitachi Construction Machinery Co.	29,300	$633,979	0.53%
Japan Airport Terminal	900	$14,889	0.01%
Kamigumi	3,000	$22,297	0.02%
Kawasaki Kisen	172,000	$647,423	0.54%
Kinki Sharyo	5,000	$22,716	0.02%
Kintetsu World Express	100	$2,359	0.00%
Kitz	18,800	$76,850	0.06%
Komori	4,400	$51,163	0.04%
Maeda Road Construction	5,000	$37,161	0.03%
Makita	4,700	$149,136	0.12%
Marubeni	1,000	$5,658	0.00%
Max	1,000	$11,316	0.01%
Misumi	4,700	$98,597	0.08%
Mitsubishi Electric	4,000	$34,428	0.03%
Mitsubishi Logistics	2,000	$23,999	0.02%
Mitsui Engineering and Shipbuilding	22,000	$49,844	0.04%
Mitsui Matsushima	13,000	$20,103	0.02%
Mitsui OSK Line	102,000	$641,932	0.54%
Mitsui-Soko	2,000	$7,360	0.01%
Nabtesco	14,000	$228,075	0.19%
Nachi Fujikoshi	23,000	$63,414	0.05%
Nagase	3,000	$34,057	0.03%

See Accompanying Notes to Financial Statements.

III - 13

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Nichias	11,000	$47,866	0.04%
Nidec	7,200	$640,422	0.53%
Nippo Corporation	1,000	$6,689	0.01%
Nippon Densetsu Kogyo	2,000	$19,420	0.02%
Nippon Sheet Glass	248,000	$541,069	0.45%
NSK	53,000	$359,602	0.30%
NTN	9,000	$38,840	0.03%
Obayashi	17,000	$67,658	0.06%
Oiles	300	$4,841	0.00%
Park24	6,900	$73,533	0.06%
Ryobi *	4,000	$14,865	0.01%
Sanki Engineering	4,000	$29,154	0.02%
Shinmaywa	2,000	$7,408	0.01%
Sintokogio	1,000	$7,216	0.01%
SMC	1,900	$250,767	0.21%
Sohgo Security	200	$2,071	0.00%
Sotetsu Holdings	4,000	$17,742	0.01%
Sumitomo Electric Industry	2,800	$34,169	0.03%
Sumitomo Heavy	92,000	$474,227	0.40%
Takeuchi Manufacturing *	1,000	$9,698	0.01%
Tocalo	1,200	$19,003	0.02%
Toda	1,000	$3,273	0.00%
Toto	18,000	$123,424	0.10%
Toyota Tsusho	28,100	$414,325	0.36%
Trusco Nakayama	700	$9,776	0.01%
Tsubakimoto Chain	4,000	$16,447	0.01%
Ushio	5,600	$94,318	0.07%
Yamazen	400	$1,544	0.00%
Yusen Logistics	600	$8,545	0.01%
Total Industrials		$7,810,793	6.51%

Information Technology
Alps Electric	38,700	$317,320	0.26%
Cree Inc. *	8,280	$449,521	0.37%
Dainippon Screen Manufacturing *	88,000	$453,608	0.38%
Disco	6,000	$345,241	0.29%
DTS Corporation	3,000	$30,388	0.03%
Eizo Nanao	1,000	$21,098	0.02%
Fuji Soft	500	$7,696	0.01%
Hamamatsu Photo	800	$26,114	0.02%
Hitachi	106,000	$463,798	0.39%
Hitachi High-Tech	5,100	$94,150	0.08%
Hitachi Kokusai Electric	1,000	$7,588	0.01%
Horiba	4,400	$107,547	0.09%
Hoshiden	1,000	$9,063	0.01%
Itochu Techno-Solutions	10,100	$330,048	0.28%
Macnica Inc.	1,400	$27,406	0.02%
Marubun	100	$459	0.00%

See Accompanying Notes to Financial Statements.

III - 14

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Melco Holdings	2,400	$80,901	0.07%
Mimasu Semiconductor	1,400	$14,064	0.01%
Nichicon	5,600	$62,364	0.05%
Nippon Chemi-Con *	35,000	$144,330	0.12%
NRI	2,800	$52,664	0.04%
NS Solutions	200	$3,678	0.00%
Omron	24,600	$559,118	0.47%
Otsuka Shokai	7,000	$464,877	0.39%
Ryosan	700	$17,521	0.01%
Seiko Epson	13,400	$203,201	0.17%
Shindengen Electric Manufacturing *	1,000	$3,548	0.00%
Shinkawa	1,000	$10,381	0.01%
Siix	3,100	$32,813	0.03%
Star Micronics	500	$4,891	0.00%
Sumco *	4,200	$65,553	0.05%
Sumisho Computer	700	$10,649	0.01%
Tokyo Seimitsu	100	$1,302	0.00%
Toshiba TEC	15,000	$55,023	0.05%
Yahoo Japan	1,867	$645,460	0.54%
Yamatake	700	$17,546	0.01%
Total Information Technology		$5,140,929	4.29%

Materials
Asahi Kasei	20,000	$110,285	0.09%
Daido Steel	13,000	$63,270	0.05%
Dowa Holding	30,000	$178,734	0.15%
Furukawa Sky Aluminum	21,000	$58,655	0.05%
Hitachi Chemical	1,300	$24,280	0.02%
Hitachi Metals	7,000	$82,486	0.07%
Kuraray	6,200	$78,336	0.07%
Maruichi Steel	1,800	$34,524	0.03%
Mbishi Materials *	81,000	$233,038	0.19%
Mitsubishi Chemical Holdings	57,000	$289,715	0.24%
Mitsui Mining and Smelting	25,000	$71,626	0.06%
Nihon Yamamura Glass	1,000	$2,589	0.00%
Nippon Shokubai	75,000	$656,175	0.55%
Nittetsu Mining	6,000	$21,434	0.02%
OJI Paper Co.	70,000	$309,638	0.26%
Osaka Steel	200	$3,057	0.00%
Osaka Titanium Technologies	6,300	$295,289	0.27%
Sakai Chemical Industry	1,000	$4,196	0.00%
Sanyo Special Steel	21,000	$103,213	0.09%
Shinagawa Refractories Co.	1,000	$2,314	0.00%
Showa Denko	84,000	$161,112	0.13%
Sumitomo Bakelite	13,000	$65,608	0.05%
Sumitomo Chemical	15,000	$65,812	0.05%
Sumitomo Osaka Ceme	4,000	$6,857	0.01%
Teijin	26,000	$86,023	0.07%

See Accompanying Notes to Financial Statements.

III - 15

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Tenma	100	$1,027	0.00%
Toagosei	31,000	$131,180	0.11%
Toho Titanium	5,000	$138,156	0.12%
Tokai Carbon	14,000	$87,605	0.07%
Tokuyama	19,000	$96,572	0.08%
Tokyo Steel Manufacturing	900	$10,627	0.01%
Topy Industries	8,000	$17,646	0.01%
Toray Industries	7,000	$39,019	0.03%
Toyo Ink Manufacturing	17,000	$66,842	0.06%
Toyo Kohan	3,000	$15,248	0.01%
Ube Industries	1,000	$2,218	0.00%
Yodogawa Steel	12,000	$49,485	0.04%
Total Materials		$3,663,891	3.06%

Utilities
Chugoku Electric Power Co.	2,200	$43,436	0.04%
Hokkaido Electric Power Co.	8,600	$171,340	0.14%
Osaka Gas	12,000	$43,299	0.04%
Shizuokagas	500	$2,919	0.00%
Tokyo Electric Power Co.	24,100	$588,199	0.48%
Total Utilities		$849,193	0.70%

Total Japan		$28,286,146	23.59%

Luxembourg
Energy
Tenaris SA Adr	2,389	$91,785	0.08%
Total Energy		$91,785	0.08%

Telecommunication Services
Millicom International Cellular SA	6,820	$654,379	0.54%
Total Telecommunication Services		$654,379	0.54%

Total Luxembourg		$746,164	0.62%

Mexico
Consumer Discretionary
Grupo Televisa SA Adr	7,245	$137,075	0.12%
Total Consumer Discretionary		$137,075	0.12%

Netherlands
Consumer Staples
Unilever NV Adr	767	$22,918	0.02%
Total Consumer Staples		$22,918	0.02%

Financials
ING Groep NV Adr	1,474	$15,167	0.01%
Total Financials		$15,167	0.01%

See Accompanying Notes to Financial Statements.

III - 16

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Industrials
Royal Philips Electronics NV Adr	1,989	$62,295	0.05%
Total Industrials		$62,295	0.05%

Total Netherlands		$100,380	0.08%

People's Republic Of China
Consumer Discretionary
Ctrip.com International Ltd Adr	1,443	$68,903	0.06%
Total Consumer Discretionary		$68,903	0.06%

Financials
China Life Insurance Adr	14,291	$850,029	0.71%
Total Financials		$850,029	0.71%

Information Technology
Sina Corp. *	451	$22,812	0.02%
Total Information Technology		$22,812	0.02%

Total People's Republic Of China		$941,744	0.79%

Peru
Materials
Compania De Minas Buenaventura Adr	316	$14,277	0.01%
Total Materials		$14,277	0.01%

Puerto Rico
Financials
Oriental Financial Group Inc.	2,119	$28,183	0.02%
Total Financials		$28,183	0.02%

South Africa
Materials
Anglogold Ashanti Limited Adr	4,426	$204,658	0.17%
Total Materials		$204,658	0.17%

South Korea
Telecommunication Services
KT Corp. Adr	522	$10,680	0.01%
Total Telecommunication Services		$10,680	0.01%

Utilities
Korea Electric Power Corp.	9,682	$125,188	0.10%
Total Utilities		$125,188	0.10%

Total South Korea		$135,868	0.11%

See Accompanying Notes to Financial Statements.

III - 17

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Spain
Financials
Banco Bilbao Vizcaya Adr	6,717	$90,545	0.08%
Banco Santander Adr	8,755	$110,838	0.09%
Total Financials		$201,383	0.17%

Sweden
Information Technology
Ericsson Co. Adr	19,424	$213,081	0.18%
Total Information Technology		$213,081	0.18%

Switzerland
Energy
Noble Corporation	6,041	$204,125	0.17%
Total Energy		$204,125	0.17%

Taiwan, Republic Of China
Information Technology
Taiwan Semiconductor Manufacturing Adr	2,840	$28,798	0.02%
Total Information Technology		$28,798	0.02%

Telecommunication Services
Chunghwa Telecom Co. Ltd Adr	1,989	$44,588	0.04%
Total Telecommunication Services		$44,588	0.04%

Total Taiwan, Republic Of China		$73,386	0.06%

Total Common Stocks (Non-United States)
(cost - $37,607,205)		$37,911,728	31.62%

See Accompanying Notes to Financial Statements.

III - 18

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

United States Government Securities**

				% of Net
Maturity	Maturity		Value	Asset
Face Value	Date	Description	($)	Value
$2,000,000	10/07/2010	U.S. Treasury Bills
(cost, including accrued interest, - $1,999,980)			$1,999,980	1.67%

Total investment securities
(cost - $81,969,266)			$82,470,204	68.78%

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS

							% of Net
	Expiry	Market	Strike			Value	Asset
Counterparty	Date	Put/Call	Price	Amount	Currency	($)	Value
RBS	10/01/2010	AUD Call / USD Put	0.9420	630,000	AUD	$15,720	0.02%
RBS	10/01/2010	EUR Call / GBP Put	0.8580	380,000	EUR	$6,036	0.01%
RBS	10/04/2010	USD Call / CAD Put	1.0315	220,000	USD	$520	0.00%
RBS	10/04/2010	EUR Put / JPY Call	112.1000	1,230,000	EUR	$1,819	0.00%
RBS	10/05/2010	AUD Call / USD Put	0.9450	350,000	AUD	$7,855	0.01%
RBS	10/05/2010	EUR Call / GBP Put	0.8685	420,000	EUR	$2,506	0.00%
RBS	10/05/2010	EUR Put / JPY Call	112.1500	270,000	EUR	$681	0.00%
RBS	10/06/2010	USD Call / CHF Put	1.0185	280,000	USD	$17	0.00%
RBS	10/06/2010	AUD Call / USD Put	0.9555	740,000	AUD	$10,233	0.01%
RBS	10/06/2010	EUR Put / JPY Call	113.1500	650,000	EUR	$4,513	0.00%
RBS	10/07/2010	AUD Call / USD Put	0.9460	600,000	AUD	$13,055	0.01%
RBS	10/07/2010	EUR Call / GBP Put	0.8760	400,000	EUR	$1,384	0.00%
RBS	10/07/2010	EUR Put / GBP Call	0.8265	400,000	EUR	$3	0.00%
RBS	10/07/2010	USD Call / CHF Put	1.0170	360,000	USD	$55	0.00%
RBS	10/08/2010	AUD Call / USD Put	0.9520	580,000	AUD	$10,042	0.01%
RBS	10/08/2010	EUR Call / GBP Put	0.8770	410,000	EUR	$1,494	0.00%
RBS	10/08/2010	EUR Put / GBP Call	0.8300	410,000	EUR	$16	0.00%
RBS	10/08/2010	USD Call / CHF Put	1.0110	370,000	USD	$184	0.00%
RBS	10/12/2010	AUD Put / USD Call	0.9225	270,000	AUD	$159	0.00%
RBS	10/12/2010	AUD Call / USD Put	0.9590	650,000	AUD	$8,697	0.01%

See Accompanying Notes to Financial Statements.

III - 19

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

RBS	10/12/2010	USD Call / JPY Put	84.2500	400,000	USD	$1,508	0.00%
RBS	10/12/2010	EUR Call / GBP Put	0.8765	370,000	EUR	$1,865	0.00%
RBS	10/12/2010	USD Call / CHF Put	1.0160	230,000	USD	$123	0.00%
RBS	10/13/2010	USD Put / CAD Call	1.0270	230,000	USD	$1,720	0.00%
RBS	10/13/2010	AUD Call / USD Put	0.9700	330,000	AUD	$2,610	0.00%
RBS	10/13/2010	EUR Call / GBP Put	0.8880	460,000	EUR	$943	0.00%
RBS	10/13/2010	EUR Put / GBP Call	0.8380	460,000	EUR	$240	0.00%
RBS	10/14/2010	EUR Put / GBP Call	0.8345	250,000	EUR	$106	0.00%
RBS	10/14/2010	AUD Call / USD Put	0.9675	490,000	AUD	$4,620	0.00%

Purchased options on forward currency contracts (premiums paid- $90,581)						$98,724	0.08%

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

							% of Net
	Expiry	Market	Strike			Value	Asset
Counterparty	Date	Put/Call	Price	Amount	Currency	($)	Value
RBS	10/01/2010	AUD Call / USD Put	0.9690	2,220,000	AUD	$(5,005)	(0.01)%
RBS	10/01/2010	USD Put / CHF Call	0.9840	2,290,000	USD	$(9,742)	(0.01)%
RBS	10/04/2010	AUD Call / USD Put	0.9720	330,000	AUD	$(895)	0.00%
RBS	10/04/2010	EUR Put / GBP Call	0.8390	410,000	EUR	$(1)	0.00%
RBS	10/04/2010	EUR Put / JPY Call	108.3500	680,000	EUR	$(3)	0.00%
RBS	10/05/2010	AUD Call / USD Put	0.9770	1,120,000	AUD	$(2,344)	0.00%
RBS	10/05/2010	EUR Put / GBP Call	0.8460	850,000	EUR	$(107)	0.00%
RBS	10/05/2010	GBP Put / USD Call	1.5120	390,000	GBP	$(8)	0.00%
RBS	10/05/2010	USD Put / CHF Call	0.9720	3,350,000	USD	$(6,342)	(0.01)%
RBS	10/05/2010	EUR Put / JPY Call	108.2000	600,000	EUR	$(14)	0.00%
RBS	10/06/2010	USD Put / CHF Call	0.9590	3,190,000	USD	$(1,935)	0.00%
RBS	10/06/2010	AUD Call / USD Put	0.9870	1,830,000	AUD	$(1,776)	0.00%
RBS	10/06/2010	EUR Put / GBP Call	0.8535	390,000	EUR	$(385)	0.00%
RBS	10/06/2010	EUR Put / JPY Call	108.9000	360,000	EUR	$(59)	0.00%
RBS	10/06/2010	USD Call / JPY Put	87.1000	750,000	USD	$(45)	0.00%
RBS	10/07/2010	USD Call / CAD Put	1.0660	510,000	USD	$(40)	0.00%
RBS	10/07/2010	AUD Call / USD Put	0.9815	1,930,000	AUD	$(4,162)	0.00%
RBS	10/07/2010	EUR Put / GBP Call	0.8500	800,000	EUR	$(661)	0.00%
RBS	10/07/2010	GBP Put / USD Call	1.5235	320,000	GBP	$(106)	0.00%

See Accompanying Notes to Financial Statements.

III - 20

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

RBS	10/07/2010	USD Put / CHF Call	0.9510	2,900,000	USD	$(1,089)	0.00%
RBS	10/07/2010	USD Call / JPY Put	84.3000	330,000	USD	$(808)	0.00%
RBS	10/08/2010	AUD Call / USD Put	0.9855	1,850,000	AUD	$(3,468)	0.00%
RBS	10/08/2010	EUR Put / GBP Call	0.8530	820,000	EUR	$(1,333)	0.00%
RBS	10/08/2010	EUR Put / JPY Call	108.5000	360,000	EUR	$(142)	0.00%
RBS	10/08/2010	GBP Put / USD Call	1.5285	430,000	GBP	$(306)	0.00%
RBS	10/08/2010	USD Put / CHF Call	0.9460	3,200,000	USD	$(1,101)	0.00%
RBS	10/08/2010	USD Call / JPY Put	84.3000	320,000	USD	$(911)	0.00%
RBS	10/12/2010	USD Put / CAD Call	0.9950	300,000	USD	$(96)	0.00%
RBS	10/12/2010	AUD Call / USD Put	0.9930	2,110,000	AUD	$(3,139)	0.00%
RBS	10/12/2010	EUR Put / GBP Call	0.8510	440,000	EUR	$(859)	0.00%
RBS	10/12/2010	EUR Put / USD Call	1.3040	1,460,000	EUR	$(656)	0.00%
RBS	10/12/2010	USD Put / CHF Call	0.9495	1,760,000	USD	$(1,534)	0.00%
RBS	10/12/2010	EUR Call / GBP Put	0.8505	750,000	EUR	$(22,013)	(0.03)%
RBS	10/13/2010	USD Put / CAD Call	1.0000	1,210,000	USD	$(923)	0.00%
RBS	10/13/2010	EUR Call / GBP Put	0.8625	930,000	EUR	$(14,316)	(0.02)%
RBS	10/13/2010	EUR Call / USD Put	1.4065	660,000	EUR	$(1,008)	0.00%
RBS	10/13/2010	GBP Call / USD Put	1.6225	530,000	GBP	$(399)	0.00%
RBS	10/13/2010	USD Put / CHF Call	0.9430	1,240,000	USD	$(823)	0.00%
RBS	10/13/2010	USD Call / JPY Put	83.6000	250,000	USD	$(1,736)	0.00%
RBS	10/13/2010	AUD Call / USD Put	1.0040	2,010,000	AUD	$(1,453)	0.00%
RBS	10/14/2010	EUR Call / GBP Put	0.8825	890,000	EUR	$(3,314)	0.00%
RBS	10/14/2010	EUR Call / GBP Put	0.8580	280,000	EUR	$(5,773)	(0.01)%
RBS	10/14/2010	EUR Call / USD Put	1.4100	1,520,000	EUR	$(2,281)	0.00%
RBS	10/14/2010	GBP Call / USD Put	1.6320	500,000	GBP	$(258)	0.00%
RBS	10/14/2010	AUD Call / USD Put	1.0005	2,070,000	AUD	$(2,359)	0.00%

Total options written on forward currency contracts (premiums received- $130,332)						$(105,728)	(0.09)%

FUTURES CONTRACTS PURCHASED

						% of Net
				No. of	Value	Asset
Sector	Contract	Expiration	Exchange	Contracts	($)	Value

Agricultural
	Wheat	Dec-10	CBOT	86	$(244,988)	(0.20)%
	Soybeans	Nov-10	CBOT	116	$359,675	0.30%

See Accompanying Notes to Financial Statements.

III - 21

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Corn	Dec-10	CBOT	202	$266,325	0.22%
Lean Hogs	Dec-10	CME	6	$(460)	0.00%
Live Cattle	Dec-10	CME	39	$3,260	0.00%
Coffee	Dec-10	NYBOT	47	$(91,125)	(0.08)%
Cotton	Dec-10	NYBOT	79	$566,150	0.47%
Sugar #11	Feb-11	NYCSC	165	$102,973	0.09%

Total agricultural				$961,810	0.80%

Energy
Heating Oil	Oct-10	NYM	2	$11,260	0.01%
NY Gasoline RBOB	Oct-10	NYM	4	$3,217	0.00%
London Gas Oil	Nov-10	IPE	21	$67,800	0.06%
London Brent Crude	Nov-10	IPE	38	$120,510	0.10%

Total energy				$202,787	0.17%

Metals
Synthetic Nickel	Dec-10	LME	33	$131,579	0.11%
Synthetic Zinc	Dec-10	LME	41	$13,600	0.01%
Synthetic Copper	Dec-10	LME	61	$437,360	0.36%
Synthetic Aluminum	Dec-10	LME	92	$351,420	0.29%
Silver	Dec-10	COMEX	97	$1,071,485	0.90%
Gold	Dec-10	COMEX	124	$726,690	0.61%

Total metals				$2,732,134	2.28%

Stock indicies
DAX German Stock Index	Dec-10	EUREX	9	$(20,614)	(0.02)%
IBEX 35	Oct-10	MEFF-RV	12	$(46,269)	(0.05)%
S&P Canada 60	Dec-10	ME	13	$33,319	0.03%
SPI200 Index	Dec-10	SFE	20	$(26,594)	(0.02)%
Amsterdam Exchange Index	Oct-10	EURONEXT	26	$(12,907)	(0.01)%
Hang Seng	Oct-10	HKFE	61	$(28,303)	(0.02)%
CAC 40	Oct-10	EURONEXT	65	$(29,498)	(0.02)%
DJ Euro Stoxx 50	Dec-10	EUREX	84	$(38,030)	(0.03)%
FTSE 100 Index	Dec-10	LIFFE	92	$(471)	0.00%
Mini SP 500	Dec-10	CME	95	$43,125	0.04%
NASDAQ 100	Dec-10	CME	253	$307,255	0.25%
SIMEX MSCI Taiwan	Oct-10	SGX	263	$25,110	0.02%

Total stock indicies				$206,123	0.17%

See Accompanying Notes to Financial Statements.

III - 22

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Short-term interest rates
Euro-Schatz	Dec-10	EUREX	136	$(60,509)	(0.05)%
Euribor	Dec-11	LIFFE	240	$(92,193)	(0.08)%
2 Year U.S. Treasury Notes	Dec-10	CBOT	306	$96,078	0.08%
Short Sterling	Dec-11	LIFFE	761	$304,262	0.26%
Eurodollar	Dec-11	CME	843	$228,338	0.19%

Total short-term interest rates				$475,976	0.40%

Long-term interest rates
10 Year Japanese Government
Bond	Dec-10	SIMEX	33	$776,998	0.66%
US Treasury Bond	Dec-10	CBOT	47	$45,242	0.04%
Long Gilt	Dec-10	LIFFE	53	$(7,072)	(0.01)%
Canadian 10-Year Govt Bond	Dec-10	ME	60	$33,403	0.03%
Australian 3 Year Treasury Bond	Dec-10	CFE	77	$(21,853)	(0.02)%
Euro-Bund	Dec-10	EUREX	101	$40,744	0.03%
10 Year U.S. Treasury Notes	Dec-10	CBOT	127	$117,984	0.10%
Australian 10 Year Bond	Dec-10	CFE	134	$89,054	0.07%
Euro-BOBL	Dec-10	EUREX	193	$(127,866)	(0.11)%
5 Year U.S. Treasury Notes	Dec-10	CBOT	221	$182,290	0.15%

Total long-term interest rates				$1,128,924	0.94%

Net unrealized gain on futures contracts purchased				$5,707,754	4.76%

FUTURES CONTRACTS SOLD

						% of Net
				No. of	Value	Asset
Sector	Contract	Expiration	Exchange	Contracts	($)	Value

Energy
	Crude Oil	Oct-10	NYM	59	$(272,830)	(0.23)%
	Natural Gas	Oct-10	NYM	3	$2,320	0.00%

Total energy					$(270,510)	(0.23)%

See Accompanying Notes to Financial Statements.

III - 23

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Metals
Synthetic Copper	Dec-10	LME	20	$(211,343)	(0.19)%
Synthetic Aluminum	Dec-10	LME	13	$(60,789)	(0.05)%
Synthetic Zinc	Dec-10	LME	10	$(5,038)	0.00%
Synthetic Nickel	Dec-10	LME	3	$(4,866)	0.00%

Total metals				$(282,036)	(0.24)%

Stock indicies
Nikkei 225	Dec-10	OSE	15	$240	0.00%

Total stock indicies				$240	0.00%

Short-term interest rates
Canadian Bank Bill	Mar-11	ME	30	$(5,716)	0.00%
Australian Bank Bills	Mar-11	CFE	27	$(2,395)	0.00%

Total short-term interest rates				$(8,111)	0.00%

Net unrealized loss on futures contracts sold				$(560,417)	(0.47)%

Net unrealized gain on futures contracts				$5,147,337	4.29%

LONG FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	12/15/2010	61,336,511	Australian Dollar	$1,900,865	1.59%
RBS	12/15/2010	20,455,817	British Pound	$103,100	0.09%
RBS	12/15/2010	22,318,808	Canadian Dollar	$92,251	0.08%
RBS	12/15/2010	61,756,196	Euro	$2,809,208	2.34%
RBS	12/15/2010	4,397,824,531	Japanese Yen	$573,148	0.48%
RBS	12/15/2010	103,369,327	Mexican Peso	$114,663	0.10%
RBS	12/15/2010	18,360,602	New Zealand Dollar	$201,161	0.17%
RBS	12/15/2010	47,154,749	Norwegian Krone	$144,781	0.12%
RBS	12/15/2010	58,724,255	Singapore Dollar	$941,769	0.79%
RBS	12/15/2010	64,994,310	South African Rand	$374,223	0.31%
RBS	12/15/2010	108,745,973	Swedish Krona	$1,073,050	0.89%
RBS	12/15/2010	47,414,542	Swiss Franc	$1,186,596	0.98%

Net unrealized gain on long forward currency contracts				$9,514,815	7.94%

See Accompanying Notes to Financial Statements.

III - 24

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

SHORT FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	12/15/2010	48,529,634	Australian Dollar	$(936,692)	(0.78)%
RBS	12/15/2010	22,479,105	British Pound	$(352,112)	(0.29)%
RBS	12/15/2010	24,392,547	Canadian Dollar	$(97,691)	(0.08)%
RBS	12/15/2010	48,130,150	Euro	$(3,748,182)	(3.13)%
RBS	12/15/2010	4,621,448,528	Japanese Yen	$(873,395)	(0.73)%
RBS	12/15/2010	11,778,327	Mexican Peso	$(18,761)	(0.02)%
RBS	12/15/2010	15,389,942	New Zealand Dollar	$(84,868)	(0.07)%
RBS	12/15/2010	56,131,395	Norwegian Krone	$(409,288)	(0.34)%
RBS	12/15/2010	20,972,776	Singapore Dollar	$(225,895)	(0.19)%
RBS	12/15/2010	17,454,791	South African Rand	$(40,109)	(0.03)%
RBS	12/15/2010	41,077,411	Swedish Krona	$(277,063)	(0.23)%
RBS	12/15/2010	31,777,580	Swiss Franc	$(570,011)	(0.48)%

Net unrealized loss on short forward currency contracts				$(7,634,067)	(6.37)%

Net unrealized gain on forward contracts				$1,880,748	1.57%

See Accompanying Notes to Financial Statements.

III - 25

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

INVESTMENT SECURITIES SOLD SHORT

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Amazon Inc. ***	2,885	$453,118	0.38%
American Greetings Corp.	15,643	$290,803	0.24%
Apollo Group Inc. Cl A ***	10,512	$539,791	0.45%
Autoliv Inc.	3,246	$212,061	0.18%
Bed Bath & Beyond Inc. ***	5,020	$217,918	0.18%
Best Buy Inc.	15,283	$624,005	0.51%
Bob Evans Farms Inc.	3,716	$104,308	0.09%
Borgwarner Inc.	5,590	$294,146	0.25%
Carmax Inc. ***	22,722	$633,035	0.52%
Choice Hotels International Inc.	445	$16,225	0.01%
Coach Inc.	811	$34,841	0.03%
Collective Brands Inc. ***	1,758	$28,374	0.02%
CTC Media Inc.	8,160	$179,030	0.15%
DirecTV Group Inc. Cl A ***	4,144	$172,515	0.14%
Expedia Inc.	2,892	$81,641	0.07%
Finish Line Inc. Cl A	14,752	$205,200	0.17%
Fortune Brands Inc.	454	$22,350	0.02%
Gannett Co.	6,447	$78,847	0.07%
Harley Davidson Inc.	6,974	$198,341	0.17%
Home Depot Inc.	5,976	$189,320	0.16%
Jo-Ann Stores Inc. ***	1,668	$74,309	0.06%
Johnson Controls Inc.	3,471	$105,866	0.09%
Leggett & Platt Inc.	12,994	$295,743	0.25%
Lennar Corp. Cl A	5,087	$78,238	0.07%
Live Nation Inc. ***	3,811	$37,653	0.03%
Macys Inc.	24,961	$576,100	0.48%
Mattel Inc.	2,032	$47,671	0.04%
McGraw-Hill Cos Inc.	4,057	$134,124	0.11%
Mens Wearhouse Inc.	13,171	$313,338	0.26%
Meritage Homes Corp. ***	805	$15,794	0.01%
Mohawk Industries Inc. ***	364	$19,401	0.02%
Monro Muffler Brake Inc.	856	$39,470	0.03%
New York Times Co. Cl A	4,901	$37,934	0.03%
Nike Inc. Cl B	6,574	$526,840	0.44%
Panera Bread Co. Cl A ***	881	$78,065	0.07%
Papa Johns International Inc. ***	3,026	$79,735	0.07%
Pier 1 Imports Inc. ***	7,799	$63,874	0.05%
Pinnacle Entertainment ***	2,750	$30,663	0.03%
Radioshack Corp.	29,022	$619,039	0.51%
Regis Corp.	1,659	$31,737	0.03%
See Accompanying Notes to Financial Statements.

III - 26

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Ross Stores Co.	991	$54,168	0.05%
Scholastic Corp.	6,943	$193,154	0.16%
Service Corp International	5,879	$50,677	0.04%
Tenneco Inc. ***	924	$26,768	0.02%
Tiffany & Co.	3,516	$165,217	0.14%
Toll Brothers Inc. ***	23,990	$456,290	0.38%
Warnaco Group Inc. ***	4,193	$214,388	0.18%
Weight Watchers International Inc.	1,452	$45,288	0.04%
Whirlpool Corp.	225	$18,216	0.02%
Williams-Sonoma Inc.	136	$4,311	0.00%
Yum Brands Inc.	1,408	$64,852	0.05%
Total Consumer Discretionary		$9,074,792	7.57%

Consumer Staples
Chiquita Brands International Inc. ***	4,672	$61,857	0.05%
Corn Products International Inc.	190	$7,125	0.01%
Costco Wholesale Corp.	9,995	$644,578	0.54%
Dean Foods Co. ***	6,610	$67,488	0.06%
Flowers Foods Inc.	7,900	$196,236	0.16%
Fresh Del Monte Produce Inc.	2,114	$45,874	0.04%
Hain Celestial Group Inc. ***	1,082	$25,946	0.02%
Kimberly-Clark Corp.	405	$26,345	0.02%
Kraft Foods Inc.	10,292	$317,611	0.26%
Supervalue Inc.	4,356	$50,225	0.04%
Wal-Mart Stores Inc.	3,741	$200,218	0.17%
Walgreen Co.	488	$16,348	0.01%
Total Consumer Staples		$1,659,851	1.38%

Energy
Anadarko Petroleum Corp.	45	$2,567	0.00%
Atwood Oceanics Inc. ***	16,158	$492,011	0.41%
Brigham Exploration Company ***	3,677	$68,944	0.06%
Bristow Group Inc. ***	102	$3,680	0.00%
Carrizo Oil & Gas Inc. ***	18,239	$436,642	0.36%
Denbury Resources Holdings Inc. ***	6,131	$97,422	0.08%
Exxon Mobil Corp.	4,012	$247,901	0.21%
Forest Oil Corp. ***	4,103	$121,859	0.10%
Gulfmark Offshore Inc. ***	2,497	$76,708	0.06%
Hess Corp.	5,545	$327,820	0.27%
Hornbeck Offshore Services Inc. ***	8,671	$168,998	0.14%
James River Coal Co. ***	5,223	$91,559	0.08%
National-Oilwell Varco Inc.	14,426	$641,524	0.54%
Noble Energy Inc.	1,684	$126,452	0.11%
Patterson-UTI Energy Inc.	10,299	$175,907	0.15%
Pride International Inc. ***	20,963	$616,941	0.51%
Rosetta Resources Inc. ***	225	$5,285	0.00%
Tidewater Inc.	10,767	$482,469	0.40%
Whiting Petroleum Corp. ***	902	$86,150	0.07%
Total Energy		$4,270,839	3.55%

See Accompanying Notes to Financial Statements.

III - 27

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Financials
Alleghany Corp. ***	195	$59,091	0.05%
Allstate Corp.	15,387	$485,460	0.40%
Arthur J Gallagher & Co.	1,488	$39,239	0.03%
Aspen Insurance Holdings Ltd	3,046	$92,233	0.08%
Associated Banc-Corp	7,511	$99,070	0.08%
BancorpSouth Inc.	20,752	$294,263	0.25%
Blackrock Inc.	1,488	$253,332	0.21%
Cash America International Inc.	1,801	$63,035	0.05%
Cathay General Bancorp	9,332	$110,957	0.09%
Chubb Corp.	649	$36,987	0.03%
CNA Financial Corp.	1,586	$44,392	0.04%
East-West Bancorp Inc.	7,435	$121,042	0.10%
First Horizon National Corp.	7,754	$88,473	0.07%
Glacier Bancorp Inc.	3,307	$48,241	0.04%
Hancock Holding Co.	1,934	$58,155	0.05%
Hudson City Bancorp Inc.	12,431	$152,404	0.13%
Iberiabank Corp.	196	$9,796	0.01%
Jones Lang Lasalle Inc.	1,127	$97,226	0.08%
Keycorp	6,762	$53,826	0.04%
Knight Capital Group Inc. ***	10,775	$133,502	0.11%
Leucadia National Corp.	3,962	$93,582	0.08%
Markel Corp. ***	272	$93,316	0.08%
MB Financial Inc.	1,885	$30,575	0.03%
Ocwen Financial Corp. ***	888	$9,004	0.01%
Pacwest Bancorp	1,943	$37,034	0.03%
Prosperity Bancshares Inc.	1,280	$41,562	0.03%
Stifel Financial Corp. ***	605	$28,005	0.02%
Susquehanna Bancshares Inc.	1,804	$15,226	0.01%
TD Ameritrade Holding Corp.	6,943	$112,129	0.09%
The Hanover Insurance Group Inc.	5,544	$260,568	0.22%
UMB Financial Corp.	4,915	$174,532	0.15%
Unum Group	4,283	$94,868	0.08%
Wells Fargo Company	2,885	$72,457	0.06%
White Mountains Insurance Group	95	$29,304	0.02%
Total Financials		$3,432,886	2.85%

Health Care
Aetna Inc.	14,808	$468,081	0.39%
Alexion Pharmaceuticals Inc. ***	4,617	$297,150	0.25%
Bio-Rad Laboratories Inc. Cl A ***	675	$61,094	0.05%
Brookdale Senior Living Inc.	22,527	$367,415	0.31%
Celera Corp. ***	3,417	$23,031	0.02%
Conceptus Inc. ***	2,535	$34,856	0.03%
Dentsply International Inc.	5,636	$180,183	0.15%
Dionex Corp. ***	3,610	$312,048	0.26%

See Accompanying Notes to Financial Statements.

III - 28

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Edwards Lifesciences Corp. ***	654	$43,851	0.04%
Emergency Medical Services Corp. Cl A ***	225	$11,981	0.01%
Gentiva Health Services Inc. ***	4,444	$97,101	0.08%
Haemonetics Corp. ***	586	$34,299	0.03%
ICU Medical Inc. ***	1,159	$43,219	0.04%
Intermune Inc. ***	3,107	$42,317	0.04%
Intuitive Surgical Inc. ***	451	$127,967	0.11%
Johnson & Johnson	10,188	$631,248	0.53%
LHC Group Inc. ***	971	$22,517	0.02%
Martek Biosciences Corp. ***	5,589	$126,479	0.11%
Mednax Inc. ***	10,565	$563,115	0.47%
Meridian Bioscience Inc.	856	$18,721	0.02%
Nektar Therapeutics ***	4,453	$65,771	0.05%
Onyx Pharmaceuticals Inc. ***	476	$12,557	0.01%
Patterson Co.	722	$20,685	0.02%
Perkinelmer Inc.	5,725	$132,477	0.11%
Pfizer Inc.	6,351	$109,047	0.09%
PSS World Medical Inc. ***	11,304	$241,680	0.20%
Rehabcare Group Inc. ***	545	$11,020	0.01%
St Jude Medical Inc. ***	2,074	$81,591	0.07%
Theravance ***	31,097	$625,050	0.52%
Thermo Fisher Corp. ***	4,147	$198,558	0.17%
Thoratec Corp. ***	1,668	$61,683	0.05%
United Therapeutics Corp. ***	1,488	$83,343	0.07%
Universal Health Services Inc. Cl B	379	$14,728	0.01%
Vertex Pharmaceuticals Inc. ***	3,516	$121,548	0.10%
Wellcare Health Plans Inc. ***	225	$6,516	0.01%
Zimmer Holdings Inc. ***	2,209	$115,597	0.10%
Total Health Care		$5,408,524	4.55%

Industrials
Acuity Brands Inc.	360	$15,926	0.01%
Administaff Inc.	950	$25,584	0.02%
Alaska Air Group Inc. ***	3,112	$158,805	0.13%
Alliant Techsystems Inc.	181	$13,647	0.01%
Ameron International Corp.	571	$38,805	0.03%
AMR Corp. ***	7,240	$45,395	0.04%
AO Smith Corp.	1,894	$109,644	0.09%
Arkansas Best Corp.	4,187	$101,451	0.08%
Belden Inc.	104	$2,744	0.00%
Brady Corp. Cl A	1,457	$42,501	0.04%
Brinks Co.	3,263	$75,049	0.06%
Chicago Bridge & Iron Co.	3,065	$74,939	0.06%
Con-Way Inc.	1,398	$43,324	0.04%
Costar Group Inc. ***	3,081	$150,076	0.13%
Crane Co.	1,505	$57,100	0.05%
Emerson Electric Co.	1,398	$73,619	0.06%
Fedex Corp.	2,164	$185,022	0.15%

See Accompanying Notes to Financial Statements.

III - 29

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Fluor Corp.	2,840	$140,665	0.12%
GATX Corp.	825	$24,189	0.02%
Genco Shipping & Trading Ltd	2,480	$39,531	0.03%
General Cable Corp. ***	3,336	$90,472	0.08%
Granite Construction Inc.	497	$11,302	0.01%
Herman Miller Inc.	367	$7,223	0.01%
Honeywell International Inc.	1,127	$49,520	0.04%
Hubbell Inc. Cl B	722	$36,642	0.03%
Idex Corp.	5,205	$184,830	0.15%
JB Hunt Transport Services	2,837	$98,444	0.08%
Kennametal Inc.	7,522	$232,655	0.19%
Manitowoc Inc.	4,450	$53,890	0.04%
Manpower Inc.	1,533	$80,023	0.07%
Masco Corp.	2,017	$22,207	0.02%
Northrop Grumman Corp.	811	$49,171	0.04%
Oshkosh Corp.	856	$23,540	0.02%
Resources Connection Inc.	9,484	$130,500	0.11%
Robbins & Myers Inc.	1,052	$28,173	0.02%
Southwest Airlines Co.	3,967	$51,849	0.04%
Sykes Enterprises Inc. ***	422	$5,731	0.00%
Terex Corp. ***	2,434	$55,787	0.05%
Textron Inc.	2,840	$58,390	0.05%
Toro Co.	386	$21,705	0.02%
Triumph Group Inc.	1,984	$147,987	0.12%
Tutor Perini Corp. ***	737	$14,806	0.01%
UAL Corp. ***	7,625	$180,408	0.15%
United Parcel Service Inc. Cl B	708	$47,217	0.04%
US Airways Group ***	6,918	$63,992	0.05%
UTI Worldwide Inc.	1,483	$23,847	0.02%
Wabtec	3,297	$157,564	0.13%
Wesco International Inc. ***	90	$3,536	0.00%
WW Grainger Inc.	714	$85,045	0.07%
Total Industrials		$3,434,472	2.83%

Information Technology
Advanced Micro Devices Inc. ***	2,112	$15,016	0.01%
Applied Materials Inc.	7,439	$86,888	0.07%
Arrow Electronics Inc. ***	4,463	$119,296	0.10%
Atheros Communications Inc. ***	271	$7,141	0.01%
CA Inc.	29,619	$625,553	0.51%
Citrix Systems Inc. ***	760	$51,862	0.04%
Commscope Inc. ***	2,313	$54,911	0.05%
Compuware Corp. ***	496	$4,226	0.00%
Comtech Telecommunications Corp.	5,644	$154,363	0.13%
Corning Inc.	9,332	$170,589	0.14%
Cymer Inc. ***	4,328	$160,482	0.13%
Cypress Semiconductor Corp. ***	2,574	$32,381	0.03%
Dealertrack Holdings Inc. ***	308	$5,261	0.00%

See Accompanying Notes to Financial Statements.

III - 30

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Digital River Inc. ***	9,484	$322,835	0.27%
DST Systems Inc.	2,310	$103,580	0.09%
Electronic Arts Inc. ***	7,123	$117,156	0.10%
Emulex Corp. ***	17,939	$187,283	0.16%
Fair Isaac Corporation	451	$11,122	0.01%
Fairchild Semiconductor International ***	8,367	$78,650	0.07%
FEI Co. ***	1,488	$29,120	0.02%
Formfactor Inc. ***	1,018	$8,755	0.01%
Global Payments Inc.	3,877	$166,285	0.14%
Informatica Corp. ***	12,764	$490,265	0.41%
Interdigital Inc. ***	6,716	$198,861	0.17%
Intersil Corp.	1,668	$19,499	0.02%
Juniper Networks Inc. ***	1,037	$31,473	0.03%
KLA-Tencor Corp.	17,673	$622,620	0.51%
Lexmark International Inc. Cl A ***	2,251	$100,440	0.08%
Marvell Technology Group Ltd ***	3,291	$57,625	0.05%
Maxim Integrated Products Inc.	26,434	$489,293	0.41%
Micron Technology Inc. ***	22,541	$162,521	0.14%
Microsemi Corp. ***	24,517	$419,792	0.35%
MKS Instruments Inc. ***	7,062	$126,975	0.11%
Monster Worldwide Inc. ***	16,190	$209,822	0.17%
Neustar Inc. Cl A ***	2,389	$59,391	0.05%
Novellus Systems Inc. ***	4,193	$111,450	0.09%
ON Semiconductor Corp. ***	1,730	$12,473	0.01%
OSI Systems Inc. ***	406	$14,746	0.01%
Paychex Inc.	4,778	$131,347	0.11%
Plantronics Inc.	13,454	$454,476	0.38%
PMC-Sierra Inc. ***	3,561	$26,209	0.02%
Power Integrations Inc.	4,164	$132,374	0.11%
Qlogic Corp. ***	10,658	$188,007	0.16%
Qualcomm Inc.	14,294	$645,124	0.53%
Quest Software Inc. ***	14,243	$350,235	0.29%
Sandisk Corp. ***	3,561	$130,511	0.11%
Sanmina-SCII Corp. ***	271	$3,274	0.00%
Savvis Inc. ***	2,852	$60,120	0.05%
Semtech Corp. ***	27,402	$553,246	0.46%
Symantec Corp. ***	10,969	$165,961	0.14%
Synopsys Inc. ***	8,129	$201,355	0.17%
Teradyne Inc. ***	13,660	$152,172	0.13%
Tessera Technologies Inc. ***	13,700	$253,450	0.21%
Texas Instruments Inc.	271	$7,355	0.01%
TNS ***	536	$9,085	0.01%
Trimble Navigation Ltd ***	7,047	$246,927	0.21%
Triquint Semiconductor Inc. ***	66,901	$642,250	0.53%
Varian Semiconductor Equipment ***	5,707	$164,247	0.14%
Verifone Systems Inc. ***	2,569	$79,819	0.07%
Viasat Inc. ***	3,208	$131,881	0.11%
Xerox Corp.	8,119	$84,032	0.07%
Zebra Technologies Corp. Cl A ***	7,768	$261,316	0.22%
Total Information Technology		$10,714,774	8.94%

See Accompanying Notes to Financial Statements.

III - 31

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Materials
Air Products & Chemicals Inc.	7,371	$610,466	0.51%
Ashland Inc.	2,209	$107,733	0.09%
Calgon Carbon Corp. ***	17,770	$257,665	0.21%
Cliffs Natural Resources Inc.	676	$43,210	0.04%
Eastman Chemical Co.	8,746	$647,204	0.54%
International Paper Co.	9,738	$211,802	0.18%
Louisiana-Pacific Corp.	8,205	$62,112	0.05%
Minerals Technologies Inc.	1,568	$92,387	0.08%
Monsanto Co.	631	$30,244	0.03%
Rock-Tenn Co. Cl A	2,796	$139,269	0.12%
RPM Inc.	6,965	$138,743	0.12%
Schnitzer Steel Industries Inc. Cl A	2,620	$126,494	0.11%
Silgan Holdings Inc.	181	$5,738	0.00%
Temple-Inland Inc.	1,314	$24,519	0.02%
Walter Energy	315	$25,606	0.02%
Total Materials		$2,523,192	2.12%

Telecommunication Services
American Tower ***	451	$23,118	0.02%
AT&T Inc.	22,126	$632,804	0.53%
Cbeyond Inc. ***	1,743	$22,363	0.02%
Centurylink Inc.	15,756	$621,732	0.52%
Frontier Co.mmunications Co.	4,302	$35,147	0.03%
Leap Wireless International Inc. ***	2,228	$27,516	0.02%
Verizon Communications	17,807	$580,330	0.48%
Windstream Corp.	31,493	$386,970	0.32%
Total Telecommunication Services		$2,329,980	1.94%

Utilities
Duke Energy Corp.	1,305	$23,112	0.02%
Exelon Corp.	6,254	$266,295	0.22%
ITC Holdings Corp.	1,623	$101,032	0.08%
MDU Resources Group Inc.	2,758	$55,022	0.05%
National Fuel Gas Co.	902	$46,733	0.04%
Northwestern	5,322	$151,677	0.13%
Pepco Holdings Inc.	14,197	$264,064	0.22%
PNM Resources Inc.	496	$5,649	0.00%
PPL Corp.	3,832	$104,345	0.09%
Total Utilities		$1,017,929	0.85%

Total Common Stocks (United States)
(proceeds - $43,059,878)		$43,867,239	36.58%

See Accompanying Notes to Financial Statements.

III - 32

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Bermuda
Financials
Everest Reinsurance Group Ltd	271	$23,433	0.02%
Invesco Ltd	5,060	$107,424	0.09%
Montpelier Holdings Ltd	3,065	$53,086	0.04%
Partnerre Ltd	354	$28,384	0.02%
Total Financials		$212,327	0.17%

Information Technology
Xyratex ***	5,712	$84,766	0.08%
Total Information Technology		$84,766	0.08%

Total Bermuda		$297,093	0.25%

Brazil
Consumer Staples
Cia De Bebidas Das Americas Adr	2,944	$364,408	0.31%
Total Consumer Staples		$364,408	0.31%

Materials
Companhia Siderurgica Nacional Adr	7,078	$125,068	0.10%
Gerdau SA Adr	5,455	$74,243	0.06%
Total Materials		$199,311	0.16%

Total Brazil		$563,719	0.47%

Canada
Consumer Staples
Cott Corp. ***	15,675	$123,049	0.10%
Total Consumer Staples		$123,049	0.10%

Financials
Royal Bank of Canada	227	$11,834	0.01%
Total Financials		$11,834	0.01%

Materials
Agnico Co.	9,107	$646,870	0.54%
Kinross Gold Corp.	8,593	$161,462	0.13%
Pan American Silver Corp.	17,873	$528,862	0.44%
Silver Wheaton Corp. ***	10,188	$271,510	0.23%
Yamana Gold Inc.	19,475	$222,015	0.19%
Total Materials		$1,830,719	1.53%

Total Canada		$1,965,602	1.64%

See Accompanying Notes to Financial Statements.

III - 33

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Chile
Utilities
Empresa Nacional De Electricid Adr	45	$2,431	0.00%
Enersis SA Adr	586	$13,777	0.01%
Total Utilities		$16,208	0.01%

France
Energy
Total SA Adr	2,434	$125,594	0.10%
Total Energy		$125,594	0.10%

Health Care
Sanofi-Aventis Adr	18,491	$614,826	0.52%
Total Health Care		$614,826	0.52%

Total France		$740,420	0.62%

Great Britain
Energy
Royal Dutch Shell PLC Adr	2,389	$144,057	0.12%
Total Energy		$144,057	0.12%

India
Financials
Icici Bank Ltd Adr	11,211	$558,868	0.47%
Total Financials		$558,868	0.47%

Indonesia
Telecommunication Services
PT Telekomunikasi Indonesia Adr	528	$21,801	0.02%
Total Telecommunication Services		$21,801	0.02%

Ireland
Financials
XL Group PLC	29,279	$634,183	0.53%
Total Financials		$634,183	0.53%

Israel
Information Technology
Nice Systems Ltd Adr ***	3,749	$117,306	0.10%
Total Information Technology		$117,306	0.10%

See Accompanying Notes to Financial Statements.

III - 34

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Italy
Energy
ENI SpA Adr	11,516	$497,261	0.41%
Total Energy		$497,261	0.41%

Japan
Consumer Discretionary
ABC Mart	13,700	$422,069	0.35%
Aichi Machine Industry	7,000	$23,747	0.02%
Aisan Industry	100	$756	0.00%
Alpine Electronics	3,500	$44,851	0.04%
Arc Land Sakamoto	200	$2,350	0.00%
Asatsu	400	$8,645	0.01%
Askul Corporation	200	$4,045	0.00%
Benesse Holding	1,000	$48,190	0.04%
Calsonic Kansei ***	16,000	$50,444	0.04%
Casio Computer	2,400	$17,809	0.01%
Daikoku Denki	1,200	$13,551	0.01%
Daiwabo Holdings	4,000	$8,775	0.01%
Fast Retailing	1,900	$267,849	0.22%
Funai	3,100	$90,599	0.08%
Hakuhodo DY Holdings	50	$2,421	0.00%
Hikari Tsushin	3,100	$58,306	0.05%
HIS	5,500	$107,996	0.09%
Hitachi Koki	3,800	$33,754	0.03%
Honda Motor Adr	2,660	$94,669	0.08%
Isuzu Motors	48,000	$185,279	0.15%
Japan Wool Textile	2,000	$15,368	0.01%
Kanto Auto Works	700	$4,649	0.00%
Mazda Motor	63,000	$151,798	0.13%
Megane Top	15,100	$142,999	0.12%
Mitsuba ***	1,000	$6,533	0.01%
Nippon Seiki	1,000	$10,453	0.01%
Nishimatsuya	2,400	$22,124	0.02%
Nissan Motor	54,500	$476,271	0.40%
Nissan Shatai	1,000	$7,240	0.01%
Nissin Kogyo	3,500	$56,012	0.05%
Panasonic Corporation	34,600	$469,103	0.41%
Parco	6,500	$52,517	0.04%
Press Kogyo ***	18,000	$63,438	0.05%
Round One	1,500	$5,484	0.00%
Sanden	12,000	$49,341	0.04%
Sangetsu	100	$2,181	0.00%
Sanoh Industrial	700	$5,547	0.00%
Sharp	9,000	$89,655	0.07%
Shimachu	5,000	$96,260	0.08%
Showa ***	4,300	$25,619	0.02%
Stanley Electric	6,500	$103,632	0.09%
T Rad Co.	3,000	$10,537	0.01%

See Accompanying Notes to Financial Statements.

III - 35

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Takamatsu Construction Group Co. Ltd	500	$6,677	0.01%
Takashimaya	19,000	$146,679	0.12%
Toei	3,000	$13,450	0.01%
Toho	1,200	$19,319	0.02%
Tokai Rika	6,100	$103,251	0.09%
Tokai Rubber	1,200	$13,018	0.01%
Tokyo Dome	1,000	$2,553	0.00%
Toyoda Gosei	1,200	$26,468	0.02%
Toyota Auto Body	400	$6,094	0.01%
USS Co. Ltd	320	$23,898	0.02%
Total Consumer Discretionary		$3,714,273	3.11%

Consumer Staples
Arcs	100	$1,358	0.00%
Asahi Breweries	10,800	$216,207	0.18%
Coca Cola Central	400	$5,385	0.00%
Cosmos Pharmaceutical	200	$5,596	0.00%
Heiwado	400	$4,685	0.00%
Hokuto	1,900	$42,569	0.04%
House Foods	400	$6,085	0.01%
J-Oil Mills	4,000	$11,172	0.01%
Japan Tobacco	16	$53,301	0.04%
Lawson	1,200	$55,023	0.05%
Mandom	500	$13,468	0.01%
Marudai Food	1,000	$3,117	0.00%
Mitsui Sugar	9,000	$36,142	0.03%
Nisshin Oillio	8,000	$36,538	0.03%
Pigeon	4,900	$155,893	0.13%
Seven & I Holding	10,800	$253,234	0.22%
Shiseido	17,800	$399,871	0.33%
Sundrug	300	$8,102	0.01%
Toyo Suisan	9,000	$185,675	0.15%
Total Consumer Staples		$1,493,421	1.24%

Energy
Inpex Corporation	100	$471,110	0.39%
Shinko Plantech	100	$909	0.00%
Total Energy		$472,019	0.39%

Financials
Aeon Credit	28,800	$310,372	0.26%
Bank Of Kyoto	5,000	$40,578	0.03%
Bank Of Okinawa	600	$22,405	0.02%
Bank Of Ryukyus	100	$1,220	0.00%
Chiba Bank	28,000	$163,462	0.14%
Chugoku Bank	1,000	$12,167	0.01%
Daibiru	400	$2,963	0.00%
Daiwa Securities Group Inc.	66,000	$266,627	0.22%

See Accompanying Notes to Financial Statements.

III - 36

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Fukui Bank	7,000	$23,915	0.02%
Fuyo General	1,500	$37,527	0.03%
Hokuhoku	14,000	$25,677	0.02%
Hyakujushi Bank	3,000	$11,400	0.01%
IBJ Leasing	100	$1,959	0.00%
Ichiyoshi Securities	700	$4,867	0.00%
Jafco	1,700	$40,167	0.03%
Japan Securities Finance Co.	3,700	$21,201	0.02%
Joyo Bank	61,000	$266,171	0.22%
Kenedix ***	1,739	$308,526	0.26%
Matsui Securities	9,200	$51,503	0.04%
Mie Bank	1,000	$2,793	0.00%
Mitsubishi Estate	30,000	$488,372	0.41%
Mitsui Fudosan	2,000	$33,757	0.03%
Mizuho Securities	23,000	$52,661	0.04%
Musashino Bank	1,000	$30,844	0.03%
Nanto Bank	5,000	$29,190	0.02%
NTT Urban Development	16	$13,464	0.01%
Oita Bank	3,000	$9,854	0.01%
Promise	16,050	$120,442	0.10%
Sapporo Hokuyo	100	$463	0.00%
SBI Holding	2,400	$301,223	0.25%
Shikoku Bank	2,000	$6,497	0.01%
Shizuoka Bank	54,000	$465,428	0.39%
Sumitomo Realty	24,000	$496,284	0.41%
Suruga Bank	2,000	$17,646	0.01%
T&D Holdings	350	$7,300	0.01%
TOC	8,100	$35,441	0.03%
Tochigi Bank	2,000	$8,439	0.01%
Toho Bank	5,000	$14,145	0.01%
Tokyo Tatemono	108,000	$414,289	0.37%
Tokyu Land	9,000	$37,329	0.03%
Toyo Securities	1,000	$1,498	0.00%
Total Financials		$4,200,066	3.51%

Health Care
Aloka	500	$3,315	0.00%
Astellas Pharma	13,300	$480,694	0.40%
BML Inc.	1,600	$40,182	0.03%
Chugai Pharmaceutical	13,400	$246,411	0.21%
Daiichi Sankyo	5,000	$101,774	0.08%
Dainippon Sumitomo Pharma	2,800	$23,462	0.02%
Eisai	6,800	$237,943	0.20%
Kissei Pharmaceutical	2,200	$42,776	0.04%
Kyorin Holdings	12,000	$186,574	0.16%
Nikkiso	3,000	$23,124	0.02%
Nippon Shinyaku	1,000	$13,906	0.01%
Nipro	9,500	$198,837	0.17%

See Accompanying Notes to Financial Statements.

III - 37

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Ono Pharmaceutical	2,100	$91,507	0.08%
Seikagaku	400	$4,335	0.00%
Ship Helthcare	2,500	$21,817	0.02%
Terumo	1,700	$90,278	0.08%
Tsumura	6,400	$199,166	0.17%
Total Health Care		$2,006,101	1.69%

Industrials
Amano	700	$5,689	0.00%
Central Glass	8,000	$31,839	0.03%
Chiyoda	57,000	$466,687	0.39%
Chudenko	300	$3,377	0.00%
Chugai Ro	17,000	$56,857	0.05%
Daifuku	5,500	$27,955	0.02%
Daiwa Industries	2,000	$9,614	0.01%
Fukuyama Transporting	6,000	$30,928	0.03%
Glory	1,200	$29,317	0.02%
Hankyu Hanshin Holdingg	4,000	$19,228	0.02%
Hanwa	1,000	$3,932	0.00%
Hibiya Engineering	400	$3,606	0.00%
Hisaka Works	1,000	$10,873	0.01%
IHI Corp.	18,000	$34,524	0.03%
Inaba Denkisangyo	100	$2,491	0.00%
Itochu	34,400	$315,052	0.26%
Japan Pulp & Paper	1,000	$3,309	0.00%
Japan Steel Works	15,000	$141,333	0.12%
JFE Shoji Holdings	12,000	$48,909	0.04%
JGC Corp.	15,000	$260,549	0.22%
JTEKT Corp.	28,500	$262,725	0.22%
Kajima	58,000	$139,751	0.12%
Kandenko	1,000	$5,994	0.00%
Katakura Industry	200	$2,055	0.00%
Kato Works	3,000	$5,610	0.00%
Kawasaki Heavy	30,000	$85,231	0.07%
Keihan Electric Railway	1,000	$4,423	0.00%
Keisei Electric Railway	1,000	$6,425	0.01%
Kokuyo	2,800	$22,153	0.02%
Kubota	54,000	$494,558	0.41%
Kyowa Exeo	700	$6,302	0.01%
Makino Milling ***	70,000	$474,107	0.40%
Meitec ***	300	$5,578	0.00%
Mitsui	3,900	$58,065	0.05%
Mori Seiki	13,200	$122,949	0.10%
Moshi Moshi	1,600	$38,533	0.03%
Namura Shipbuilding Co.	400	$2,038	0.00%
Nippon Carbon	55,000	$174,059	0.15%
Nippon Express	64,000	$243,203	0.20%
Nippon Road	1,000	$2,050	0.00%

See Accompanying Notes to Financial Statements.

III - 38

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Nippon Signal	6,300	$45,313	0.04%
Nippon Thompson	1,000	$6,773	0.01%
Nissha Printing	2,400	$54,577	0.05%
Nissin Electric	1,000	$4,807	0.00%
Nitta	1,000	$15,404	0.01%
Noritake	1,000	$3,488	0.00%
Okuma Corp. ***	33,000	$182,366	0.15%
Okumura	6,000	$20,355	0.02%
OSG	2,900	$28,367	0.02%
Sanwa Holdings Corp.	2,000	$5,922	0.00%
Shima Seiki	400	$8,199	0.01%
Shimizu	19,000	$70,379	0.06%
Shinsho	1,000	$2,146	0.00%
Sumikin Bussan	5,000	$10,129	0.01%
Sumitomo	21,700	$279,899	0.23%
Sumitomo Warehouse	1,000	$5,011	0.00%
Taihei Dengyo	2,000	$14,049	0.01%
Taihei Kogyo	1,000	$3,560	0.00%
Taikisha	400	$6,411	0.01%
Takasago Termal Engineering	400	$3,136	0.00%
Takuma ***	4,000	$9,206	0.01%
Toppan Forms	200	$1,860	0.00%
Toshiba Machine	20,000	$69,048	0.06%
Toyo Engineering	27,000	$88,360	0.07%
Uchida Yoko	48,000	$192,184	0.16%
Union Tool	400	$10,036	0.01%
Yamato Holding	18,600	$225,198	0.21%
Total Industrials		$5,028,061	4.19%

Information Technology
Advantest	23,800	$473,889	0.40%
Brother Industries	10,000	$123,591	0.10%
Canon	10,500	$490,260	0.41%
Canon Inc. Adr	7,754	$362,267	0.30%
Capcom	8,300	$130,241	0.11%
Eaccess	146	$115,412	0.10%
Hirose Electric	400	$40,326	0.03%
Hoya	2,300	$56,108	0.05%
Ibiden	9,900	$251,476	0.21%
Icom	200	$5,219	0.00%
Ines	800	$5,111	0.00%
Internet Initiative	1	$2,646	0.00%
Japan Aviation Electronics	12,000	$73,076	0.06%
Japan Radio	1,000	$2,302	0.00%
Kakaku.Com	7	$40,572	0.03%
Keyence	2,000	$435,387	0.36%
Koa	1,200	$11,422	0.01%
Konami	17,100	$302,151	0.25%

See Accompanying Notes to Financial Statements.

III - 39

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Konica Minolta Holdings	23,000	$224,431	0.19%
Mitsumi Electric	4,300	$65,979	0.06%
Murata Manufacturing	2,100	$110,765	0.09%
NEC Mobiling	100	$2,682	0.00%
Net One Systems	56	$75,857	0.06%
Nippon Electric Glass	32,000	$436,538	0.36%
Oracle	2,400	$114,361	0.10%
Ricoh	25,000	$352,733	0.29%
Riso Kagaku	2,100	$28,220	0.02%
Rohm	4,200	$259,290	0.22%
Sanken Electric	41,000	$132,211	0.11%
Sansin Electrics	800	$6,780	0.01%
Shimadzu	9,000	$69,264	0.06%
Shinko Electric Industry	30,700	$339,680	0.28%
So-Net Entertainment	2	$5,344	0.00%
Square Enix Holdings Co. Ltd	800	$17,943	0.01%
Tamura	4,000	$11,172	0.01%
TKC	300	$5,772	0.00%
Tokyo Electron	800	$40,134	0.03%
Toshiba	55,000	$266,363	0.22%
Trend	7,600	$226,943	0.19%
Ulvac	700	$12,469	0.01%
Uniden ***	4,000	$9,015	0.01%
Wacom	8	$9,926	0.01%
Yaskawa Electric	56,000	$451,786	0.38%
Yokogawa Electric	55,900	$380,619	0.32%
Total Information Technology		$6,577,733	5.46%

Materials
Aichi Steel	19,000	$97,255	0.08%
Dainichiseika	1,000	$4,519	0.00%
Denki Kagakukogyo	5,000	$21,518	0.02%
Godo Steel	2,000	$4,268	0.00%
JFE Holdings	2,300	$70,390	0.06%
Kobe Steel	107,000	$251,403	0.21%
Kumiai Chemical Industry	12,000	$38,696	0.03%
Kureha	4,000	$21,050	0.02%
Lintec	1,600	$35,272	0.03%
Mitsubishi Steel Manufacturing	4,000	$8,247	0.01%
Neturen	400	$3,074	0.00%
Nihon Nohyaku	22,000	$126,588	0.11%
Nippon Carbide Industry ***	165,000	$464,817	0.39%
Nippon Chemical Industry	41,000	$95,349	0.08%
Nippon Denko	15,000	$118,497	0.10%
Nippon Paint	16,000	$107,984	0.09%
Nippon Paper	2,800	$70,117	0.06%
Nippon Soda	116,000	$475,569	0.40%
Nippon Steel	65,000	$221,290	0.18%

See Accompanying Notes to Financial Statements.

III - 40

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Nippon Zeon	58,000	$481,132	0.40%
Nissan Chemical Industry	400	$4,512	0.00%
Nitto Denko	5,600	$219,180	0.18%
Sanyo Chemical Industry	4,000	$31,216	0.03%
Shin-Etsu Polymer	900	$5,082	0.00%
Sumitomo Metal Mining Co.	32,000	$489,091	0.41%
Takasago International Corp.	1,000	$4,807	0.00%
Tokyo Ohka Kogyo	2,700	$48,129	0.04%
Tokyo Rope Manufacturing	5,000	$11,868	0.01%
Toyo Seikan	8,100	$146,037	0.12%
Yamato Kogyo	3,000	$72,716	0.06%
Total Materials		$3,749,673	3.12%

Telecommunication Services
KDDI	38	$181,983	0.15%
NTT Docomo Inc.	90	$149,964	0.13%
Softbank Corp.	14,600	$477,974	0.40%
Total Telecommunication Services		$809,921	0.68%

Utilities
Hokuriku Electric Power Co.	2,000	$45,696	0.04%
Toho Gas	8,000	$39,607	0.03%
Total Utilities		$85,303	0.07%

Total Japan		$28,136,571	23.46%

Mexico
Consumer Staples
Coca Cola Femsa SAB de CV Adr	300	$23,466	0.02%
Fomento Economico Mexicano SAB de CV	5,482	$278,102	0.23%
Total Consumer Staples		$301,568	0.25%

Materials
Cemex SAB de CV Adr ***	5,703	$48,476	0.04%
Total Materials		$48,476	0.04%

Telecommunication Services
Telefonos de Mexico SA Telmex Adr	4,598	$68,648	0.06%
Total Telecommunication Services		$68,648	0.06%

Total Mexico		$418,692	0.35%

Netherlands
Information Technology
SML Holding NV Adr	722	$21,465	0.02%
Total Information Technology		$21,465	0.02%

See Accompanying Notes to Financial Statements.

III - 41

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

People's Republic Of China
Energy
China Petroleum & Chemical Adr	3,257	$287,528	0.24%
Total Energy		$287,528	0.24%

Information Technology
Sohu.com Inc. ***	422	$24,316	0.02%
Total Information Technology		$24,316	0.02%

Total People's Republic Of China		$311,844	0.26%

Philippines
Telecommunication Services
Philippine Long Distance Telephone Co. Adr	1,875	$112,238	0.09%
Total Telecommunication Services		$112,238	0.09%

Russia
Consumer Staples
Wimm Bill Dann	8,444	$191,003	0.16%
Total Consumer Staples		$191,003	0.16%

Materials
Mechel OAO Adr	451	$11,230	0.01%
Total Materials		$11,230	0.01%

Total Russia		$202,233	0.17%

South Africa
Energy
Sasol Ltd Adr	13,168	$589,795	0.49%
Total Energy		$589,795	0.49%

Information Technology
Net 1 UEPS Technologies Inc. ***	1,781	$20,588	0.02%
Total Information Technology		$20,588	0.02%

Total South Africa		$610,383	0.51%

Spain
Energy
Repsol Ypf SA Adr	3,471	$89,309	0.07%
Total Energy		$89,309	0.07%

See Accompanying Notes to Financial Statements.

III - 42

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2010 (Unaudited)

Switzerland
Financials
Ace Limited	4,591	$267,421	0.22%
Credit Suisse Group Adr	856	$36,431	0.03%
Total Financials		$303,852	0.25%

Health Care
Novartis Inc. Adr	10,814	$623,643	0.53%
Total Health Care		$623,643	0.53%

Industrials
Foster Wheeler Ltd ***	225	$5,504	0.00%
Total Industrials		$5,504	0.00%

Total Switzerland		$932,999	0.78%

Turkey
Telecommunication Services
Turkcell Iletisim Hizmetleri Adr	1,968	$32,984	0.03%
Total Telecommunication Services		$32,984	0.03%

Total Common Stocks (Non-United States)
(proceeds - $35,951,559)		$36,425,236	30.38%

Total investment securities sold short		$80,292,475	66.96%
(proceeds - $79,011,437)

*	Non-income producing security.
**	Pledged as collateral for the trading of options on forwards.
***	Security did not pay a dividend during the previous twelve months.
Adr	American Depository Receipt.
RBS	The Royal Bank of Scotland.

See Accompanying Notes to Financial Statements.

III - 43

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Note 1.	PORTFOLIO VALUATION

A.	Futures and Forward Currency Contracts

Investment transactions are accounted for on the trade date.  Gains or losses are realized when contracts are liquidated.  Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities.  The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period.  The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period.  Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.  Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

B.	Investment Securities

Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date.  Securities transactions are recorded on the trade date.  Realized gains and losses from security transactions are determined using the identified cost method.  Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction.  Other securities brokerage fees and stock loan fees are recorded on the accrual basis.  Dividends are recorded on the ex-dividend date.  Interest is recorded on the accrual basis.  U.S. government securities are stated at cost plus accrued interest, which approximates market value.

C.	Options

The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period.

D.	Foreign Currency Transactions

The Trust’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period.  Gains and losses resulting from the translation to U.S. dollars are reported in income.

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

E.	Financial Accounting Standards Codification 820

As of January 1, 2008, the Trust adopted the provisions of ASC 820, Fair Value Measurement and Disclosures (formerly FASB No. 157,” Fair Value Measurement”). ASC 820 provides guidance for determining fair value and requires increased disclosure regarding the inputs to valuation techniques used to measure fair value. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and options on forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes United States Treasury Securities.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the nine-month period ended September 30, 2010, the Trust did not have any Level 3 assets or liabilities.

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of September 30, 2010.

	Fair Value at September 30, 2010
Description	Level 1	Level 2	Level 3	Total

Investments

Investment securities	$80,470,224	$1,999,980	$0	$82,470,204

Investment securities sold short	(80,292,475)	0	0	(80,292,475)

Other Financial Instruments

Exchange traded futures contracts	5,147,337	0	0	5,147,337

Forward currency contracts	0	1,880,748	0	1,880,748

Options purchased	0	98,724	0	98,724

Options written	0	(105,728)	0	(105,728)

Total	$5,325,086	$3,873,724	$0	$9,198,810

Note 2.	INVESTMENTS

The U.S. federal income tax basis of the Trust’s investments at September 30, 2010 was as follows:

Investment securities	82,470,204
Securities sold short	(80,292,475)
Purchased options on forward currency contracts	98,724
Written options on forward currency contracts	(105,728)
Open forward currency contracts	1,164,874
Open futures contracts	3,568,556

The U.S. federal income tax basis of the Trust’s investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value.  Net unrealized appreciation for federal income tax purposes was $2,294,655 (gross unrealized appreciation was $3,120,492 and gross unrealized depreciation was $825,837).

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Item 2. Controls and Procedures

a)
The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)
There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	November 29, 2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Theresa D. Becks
Theresa D. Becks, Chief Executive Officer

Date	November 29, 2010

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	November 29, 2010